Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life (years)	December 31,
		2019	2020
Original amounts:

Customer relationships	8.5	$23,409	$59,482
Technology	4.6	52,555	70,813
Patent	3.5	1,389	1,493

		77,353	131,788

Accumulated amortization:

Customer relationships		14,673	18,827
Technology		27,891	37,050
Patent		754	958

		43,318	56,835

Other intangible assets, net		$34,035	$74,953

In October 2020, the Company purchased a perpetual software license, which includes a permission to use the licensor’s source code and intellectual property rights, for a total consideration of $2,810. This purchase was included in the technology under other intangible assets.

b.	Amortization of other intangible assets was $11,237, $10,000 and $12,127 for 2018, 2019 and 2020, respectively.

c.	Estimated amortization expense for future periods:

2021	$15,906
2022	12,386
2023	12,025
2024	9,110
2025 and thereafter	25,526

$74,953